Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events	Subsequent EventsSubsequent events have been reviewed through February 25, 2021, the date on which these audited Consolidated Financial Statements were issued.